Inventories - Schedule of Provision for Inventory (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provision for Inventory [Abstract]
Balance at the beginning of the year	$ (72,787)	$ (18,058)
Provision during the year	(85,646)	(55,510)
Foreign exchange difference	(3,043)	781
Balance at end of the year	$ (161,476)	$ (72,787)